Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 050
EBP, Investment, Fair Value and NAV [Line Items]
Investments of the Plan Measured at Fair Value
The investments of the Plan that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024, and their level within the fair value hierarchy, are as follows:

	Fair Value Measurements at December 31, 2025
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Non-pooled separate account:
Hormel Foods Corporation Stock Fund	$57,724,827	$57,724,827	$—	$—

Mutual funds	99,678,665	99,678,665	—	—

Self-directed brokerage accounts	35,013,339	35,013,339	—	—
Total investments in the fair value hierarchy	192,416,831	$192,416,831	$—	$—

Investments measured at net asset value as a practical expedient:
Separate trust accounts:
Collective trusts	937,499,188
Total separate trust accounts	937,499,188
Total investments at fair value	$1,129,916,019

	Fair Value Measurements at December 31, 2024
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Non-pooled separate account:
Hormel Foods Corporation Stock Fund	$80,334,803	$80,334,803	$—	$—

Mutual funds	84,669,441	84,669,441	—	—

Self-directed brokerage accounts	32,139,395	32,139,395	—	—
Total investments in the fair value hierarchy	197,143,639	$197,143,639	$—	$—

Investments measured at net asset value as a practical expedient:
Separate trust accounts:
Collective trusts	813,748,294
Total separate trust accounts	813,748,294
Total investments at fair value	$1,010,891,933